Provisions - Summary of Changes in Group's Provisions (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provisions [line items]
Liabilities associated to assets held for disposal			$ (4,193)
Other liabilities of contractual claims			(2,098)
Reclassifications of Other liabilities			2,932
Hydrocarbon Wells Abandonmnet Cost [member]
Disclosure of provisions [line items]
Abandonment of hydrocarbon wells cost	$ 1,172	$ (11,710)	(4,913)
Liabilities associated to assets held for disposal		$ (3,133)	$ (96)